STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Feb. 29, 2024	May 31, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 8 – STOCKHOLDERS’ EQUITY

The Company was capitalized by its two founders with a cash contribution by one of its founders of $250,000 for 2,200,000 shares of common stock and a non-cash contribution by the other founder for 2,000,000 shares of common stock. The non-cash contribution consisted of all of the founders’ rights, title, and interest in any intellectual property, proprietary property or other property of a similar nature related to the business to be conducted by the Company involving methods of using small RNA from bodily fluids for diagnosis and monitoring of neurodegenerative diseases.

The founders subsequently made contributions to the Company in the form of cash, uncompensated services and loans bearing interest at interest rates the Company believes to be below market value. The Company recorded expenses of $18,348 for the estimated value of uncompensated services in the nine months ended February 28, 2023. The Company recorded a discount of $18,900 on new borrowing under founder notes payable in the nine months ended February 29, 2024 as additional paid-in capital.

In March 2023, the Company sold 14,265 shares of common stock to one of its founders for $100,000.

Stock Plan

The Company maintains a stock option plan, under which 600,000 shares are available for issuance of stock-based awards under terms established by the board of directors.

In the nine months ended February 29, 2024, the Company modified certain vested and unvested stock options previously granted to an officer. Under the modification, the exercise price of options for an aggregate of 153,000 shares was reduced from $7.01 per share to $0.01 per share and vesting conditions related to corporate transactions and future financing were added. In addition, 44,000 shares of restricted stock were canceled. None of the new vesting conditions were considered probable of occurring and no additional compensation expense was recognized in connection with the modifications. Previously recognized compensation expense with respect to the modified options was not affected upon modifications. The Company subsequently reversed $106,947 of previously-recognized expense upon the forfeiture of 24,500 of such options for which a service condition was not met.

As of February 29, 2024, options for an aggregate of 511,950 shares were outstanding, including 248,500 shares subject to vesting conditions related to research and financing milestones that were not considered probable of achievement as of February 29, 2024, 154,000 of which are exercisable at $7.01 per share and 94,500 of which are exercisable at $0.01 per share.

NOTE 10 – STOCKHOLDERS’ EQUITY

The Company was capitalized by its two founders with a cash contribution by one of its founders of $250,000 for 2,200,000 shares of common stock and a non-cash contribution by the other founder for 2,000,000 shares of common stock. The non-cash contribution consisted of all of the founders’ rights, title, and interest in any intellectual property, proprietary property or other property of a similar nature related to the business to be conducted by the Company involving methods of using small RNA from bodily fluids for diagnosis and monitoring of neurodegenerative diseases.

The founders subsequently made contributions to the Company in the form of uncompensated services and loans bearing interest at interest rates the Company believes to be below market value. The Company recorded expenses of $18,348 and $110,088 for the estimated value of uncompensated services in the years ended May 31, 2023 and 2022, respectively, as additional paid-in capital. The Company recorded a discount on founder notes payable of $101,221 in the year ended May 31, 2023 as additional paid-in capital.

In March 2023, the Company sold 14,265 shares of common stock to one of its founders for $100,000.

Stock Option Plan

The Company maintains a stock option plan, under which 600,000 shares are available for issuance of stock-based awards under terms established by the board of directors.

Through May 31, 2023, awards under the plan generally consisted of options with exercise prices equal to fair market value, vesting and service conditions of 18 months to three years without market or performance conditions and ten-year lives. Options granted in the year ended May 31, 2023 for an aggregate of 246,000 shares are subject to vesting conditions related to research and financing milestones.

The following is an analysis of the stock option activity under the Plan:

	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding May 31, 2021	169,200	$3.94
Granted	25,500	7.01
Exercised	-	-
Expired or forfeited	(5,250)	7.01
Outstanding May 31, 2022	189,450	$4.16
Granted	372,000	7.01
Exercised	-	-
Expired or forfeited	(4,000)	7.01
Outstanding May 31, 2023	557,450	$6.04	7.7 years
Exercisable May 31, 2023	217,700	$4.53	5.4 years

The weighted average grant-date fair value of stock options granted during the years ended May 31, 2023 and 2022 was $6.18 and $5.83, respectively, based on the following weighted average assumptions:

	2023	2022
Expected term in years	10	10
Expected volatility	81%	84%
Risk-free interest rate	3.1%	1.8%
Expected dividend yield	0%	0%

The estimated intrinsic value of outstanding and exercisable options is estimated to be $540,336 as of May 31, 2023. No stock options have been exercised through May 31, 2023.

In the year ended May 31, 2023, stock based compensation expense amounted to $966,214, of which $435,187 is included in research and development expenses and $531,027 is included in general and administrative expenses. In the year ended May 31, 2022, stock based compensation expense amounted to $127,245, which is included in research and development expenses. As of May 31, 2023, unrecognized stock-based compensation expense related to options for which vesting is considered probable was $316,505, which is expected to be recognized over a remaining weighted-average performance period of 0.5 years. As of May 31, 2023, unrecognized stock-based compensation expense related to options for which vesting is not considered probable was $1,174,903.

In the year ended May 31, 2023, the Company issued 132,000 restricted stock units, which vest upon a change in control or public listing of the Company’s common stock. Vesting of the units is not considered probable and no compensation expense has been recognized in the year ended May 31, 2023. The grant-date fair value and unrecognized compensation expense as of May 31, 2023 related to the restricted stock units amounts to $978,120.

Warrants

The following is an analysis of warrant activity (See Note 7):

	Number	Exercise Price	Grant Date Fair Value	Remaining Life
Outstanding May 31, 2021	29,336	$5.87	$4.57	3.4 years
Granted	0
Outstanding May 31, 2022	29,336	$5.87	$4.57	2.4 years
Granted	0
Outstanding May 31, 2023	29,336	$5.87	$4.57	1.4 years